AB Cap Fund, Inc.

AB All Market Income Portfolio

Portfolio of Investments

February 29, 2020 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES – 46.1%
Funds and Investment Trusts – 46.1%(a)
AB High Income Fund, Inc. - Class Z(b)	5,449,375	$ 44,357,916
C-Tracks ETNs based on Performance of the
Miller/Howard MLP Fundamental Index	68,710	669,119
Dorsey Wright MLP Index ETNs	20,290	713,599
iShares Mortgage Real Estate ETF(c)	37,367	1,578,382
Vanguard Global ex-U.S. Real Estate ETF	24,729	1,338,828
Vanguard Real Estate ETF	15,153	1,323,311
Total Investment Companies
(cost $52,546,617)		49,981,155
COMMON STOCKS – 29.4%
Information Technology – 5.3%
Communications Equipment – 0.0%
Juniper Networks, Inc.	1,917	40,679
Electronic Equipment, Instruments & Components – 0.1%
Hitachi Ltd.	3,900	130,244
IT Services – 1.2%
Amadeus IT Group SA - Class A	257	18,219
Automatic Data Processing, Inc.	1,510	233,657
Booz Allen Hamilton Holding Corp.	390	27,807
Broadridge Financial Solutions, Inc.	1,272	132,746
Capgemini SE	166	18,395
Fidelity National Information Services, Inc.(d)	140	19,561
Leidos Holdings, Inc.	578	59,332
Mastercard, Inc. - Class A	1,275	370,069
Paychex, Inc.(d)	2,517	195,017
Visa, Inc. - Class A	396	71,977
Western Union Co. (The) - Class W(c)	5,977	133,825
		1,280,605
Semiconductors & Semiconductor Equipment – 1.2%
Applied Materials, Inc.	3,500	203,420
Intel Corp.(d)	5,801	322,072
KLA Corp.	999	153,556
Lam Research Corp.	700	205,401
QUALCOMM, Inc.	2,600	203,580
Texas Instruments, Inc.	2,163	246,885
		1,334,914
Software – 1.9%
Cadence Design Systems, Inc.(e)	2,580	170,641
Check Point Software Technologies Ltd.(e)	279	28,960
Citrix Systems, Inc.	370	38,254
Constellation Software, Inc./Canada	42	42,788
Fortinet, Inc.(e)	340	34,700
Intuit, Inc.	155	41,207
Micro Focus International PLC	7,538	71,790
Microsoft Corp.	4,759	771,005
Nice Ltd.(e)	147	24,044
Oracle Corp.(d)	916	45,305
Oracle Corp. Japan	400	31,179
Paycom Software, Inc.(e)	695	196,442

Company	Shares	U.S. $ Value
ServiceNow, Inc.(e)	774	$ 252,394
SS&C Technologies Holdings, Inc.	2,600	144,300
Synopsys, Inc.(e)	1,236	170,482
		2,063,491
Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.(d)	2,701	738,346
HP, Inc.	1,658	34,470
Seagate Technology PLC	3,074	147,398
		920,214
		5,770,147
Financials – 5.0%
Banks – 1.5%
Bank Leumi Le-Israel BM	5,890	38,072
Bank of America Corp.	1,673	47,681
BNP Paribas SA	1,821	88,392
CIT Group, Inc.	2,875	114,166
Citigroup, Inc.	3,724	236,325
DBS Group Holdings Ltd.	1,200	20,981
DNB ASA	730	12,227
Fifth Third Bancorp	1,152	28,109
Intesa Sanpaolo SpA	73,522	178,740
JPMorgan Chase & Co.	1,322	153,497
KBC Group NV	458	30,515
Nordea Bank Abp	24,399	192,565
PNC Financial Services Group, Inc. (The)	250	31,600
Royal Bank of Canada	398	29,598
Societe Generale SA	5,639	159,790
Swedbank AB - Class A	11,364	172,599
Toronto-Dominion Bank (The)	513	26,387
Wells Fargo & Co.	210	8,579
Westpac Banking Corp.	2,438	37,331
		1,607,154
Capital Markets – 1.1%
Ameriprise Financial, Inc.	1,111	156,984
CME Group, Inc. - Class A	133	26,443
Daiwa Securities Group, Inc.	28,800	121,830
IGM Financial, Inc.	5,525	147,320
Investec PLC	24,767	126,882
Moody's Corp.	847	203,306
Nomura Holdings, Inc.	36,200	159,841
Partners Group Holding AG	32	27,770
S&P Global, Inc.	891	236,926
		1,207,302
Consumer Finance – 0.1%
Ally Financial, Inc.	5,377	134,801
Diversified Financial Services – 0.2%
Berkshire Hathaway, Inc. - Class B(e)	177	36,522
Voya Financial, Inc.(c)	2,860	150,551
		187,073

Company	Shares	U.S. $ Value
Insurance – 1.9%
Admiral Group PLC	750	$ 20,585
Aegon NV(c)	17,968	61,161
American Financial Group, Inc./OH	293	27,079
American International Group, Inc.	270	11,383
Aviva PLC	24,215	110,917
Fidelity National Financial, Inc.	620	24,031
Gjensidige Forsikring ASA	2,601	52,861
IA Financial Corp., Inc.	3,215	153,031
Japan Post Holdings Co., Ltd.	13,700	119,058
Legal & General Group PLC	46,011	155,879
Manulife Financial Corp.	9,470	159,168
MetLife, Inc.	3,785	161,695
Poste Italiane SpA(f)	12,712	136,178
Power Corp. of Canada	7,094	156,811
Principal Financial Group, Inc.	2,869	127,355
Progressive Corp. (The)	360	26,338
Prudential Financial, Inc.	1,804	136,112
Reinsurance Group of America, Inc. - Class A	125	15,254
RenaissanceRe Holdings Ltd.	100	17,040
Sampo Oyj - Class A	537	21,943
Suncorp Group Ltd.	13,660	102,051
Swiss Re AG	135	12,843
Zurich Insurance Group AG	568	219,948
		2,028,721
Mortgage Real Estate Investment Trusts (REITs) – 0.2%
AGNC Investment Corp.	10,123	172,496
Annaly Capital Management, Inc.	13,285	117,705
		290,201
Thrifts & Mortgage Finance – 0.0%
Essent Group Ltd.	520	22,693
		5,477,945
Consumer Discretionary – 2.9%
Auto Components – 0.1%
Aisin Seiki Co., Ltd.	2,400	77,196
Automobiles – 0.4%
Fiat Chrysler Automobiles NV	10,582	133,340
Ford Motor Co.	19,589	136,340
Nissan Motor Co., Ltd.	25,700	110,146
		379,826
Diversified Consumer Services – 0.1%
H&R Block, Inc.(c)	6,390	132,081
Hotels, Restaurants & Leisure – 0.3%
Aristocrat Leisure Ltd.	1,717	37,661
Compass Group PLC	550	12,118
Las Vegas Sands Corp.	2,562	149,390
McDonald's Corp.	143	27,766
Starbucks Corp.	1,461	114,586
		341,521
Household Durables – 0.6%
Barratt Developments PLC	19,024	187,797

Company	Shares	U.S. $ Value
Lennar Corp. - Class A	2,950	$ 178,003
Persimmon PLC	5,354	197,947
Whirlpool Corp.(c)	1,032	131,952
		695,699
Internet & Direct Marketing Retail – 0.4%
Amazon.com, Inc.(d) (e)	206	388,053
Leisure Products – 0.1%
Polaris, Inc.	1,580	130,397
Media – 0.0%
Informa PLC	1,230	10,886
Multiline Retail – 0.4%
Dollar General Corp.	242	36,373
Harvey Norman Holdings Ltd.(c)	52,864	129,200
Next PLC	818	64,472
Target Corp.	267	27,501
Wesfarmers Ltd.	6,722	179,913
		437,459
Specialty Retail – 0.3%
AutoZone, Inc.(e)	33	34,073
Hennes & Mauritz AB - Class B(c)	2,593	47,058
Home Depot, Inc. (The)(d)	256	55,767
O'Reilly Automotive, Inc.(e)	397	146,382
Ross Stores, Inc.(d)	400	43,512
TJX Cos., Inc. (The)	233	13,933
		340,725
Textiles, Apparel & Luxury Goods – 0.2%
adidas AG	511	143,871
Deckers Outdoor Corp.(e)	207	35,977
Pandora A/S(c)	664	29,921
		209,769
		3,143,612
Health Care – 2.9%
Biotechnology – 0.8%
Alnylam Pharmaceuticals, Inc.(e)	1,860	218,847
Amgen, Inc.	1,138	227,293
Exact Sciences Corp.(c) (e)	1,762	142,634
Gilead Sciences, Inc.	3,380	234,437
Seattle Genetics, Inc.(e)	240	27,326
Vertex Pharmaceuticals, Inc.(e)	155	34,725
		885,262
Health Care Equipment & Supplies – 0.8%
Baxter International, Inc.	2,342	195,487
Coloplast A/S - Class B	874	117,330
Edwards Lifesciences Corp.(e)	849	173,909
ResMed, Inc.	1,230	195,521

Company	Shares	U.S. $ Value
Stryker Corp.	931	$ 177,439
		859,686
Health Care Providers & Services – 0.1%
Anthem, Inc.(d)	78	20,053
Galenica AG(e) (f)	340	22,990
UnitedHealth Group, Inc.(d)	223	56,856
		99,899
Health Care Technology – 0.1%
Cerner Corp.	2,299	159,252
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	765	58,959
Pharmaceuticals – 1.0%
Astellas Pharma, Inc.	4,200	65,827
Bristol-Myers Squibb Co.	447	26,400
Eli Lilly & Co.	1,118	141,013
GlaxoSmithKline PLC	1,450	29,260
Johnson & Johnson	1,203	161,780
Merck & Co., Inc.(d)	4,118	315,274
Novo Nordisk A/S - Class B	484	28,357
Roche Holding AG	189	60,770
Zoetis, Inc.	1,707	227,424
		1,056,105
		3,119,163
Energy – 2.7%
Oil, Gas & Consumable Fuels – 2.7%
BP PLC (Sponsored ADR)(c)	13,362	418,097
Chevron Corp.	4,794	447,472
Exxon Mobil Corp.	8,656	445,265
HollyFrontier Corp.	3,080	103,734
LUKOIL PJSC (Sponsored ADR)	4,824	416,504
Marathon Petroleum Corp.	2,900	137,518
Royal Dutch Shell PLC (ADR)	8,937	393,496
Royal Dutch Shell PLC - Class B	1,475	31,971
TOTAL SA	10,066	435,076
Vermilion Energy, Inc.(c)	8,869	88,938
		2,918,071
Industrials – 2.3%
Aerospace & Defense – 0.1%
Airbus SE	91	10,983
L3Harris Technologies, Inc.	182	35,987
MTU Aero Engines AG	49	12,124
		59,094
Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	410	28,249
Kuehne & Nagel International AG	1,010	147,845
		176,094
Airlines – 0.0%
Air Canada(e)	470	11,993

Company	Shares	U.S. $ Value
Qantas Airways Ltd.	6,514	$ 23,825
		35,818
Building Products – 0.1%
LIXIL Group Corp.(c)	8,400	125,116
Construction & Engineering – 0.2%
Obayashi Corp.	8,300	83,731
Skanska AB - Class B	5,630	123,975
		207,706
Electrical Equipment – 0.1%
Eaton Corp. PLC	1,748	158,579
Machinery – 0.7%
Caterpillar, Inc.	269	33,421
Cummins, Inc.	834	126,176
JTEKT Corp.	4,700	45,339
Metso Oyj	4,164	135,506
Mitsubishi Heavy Industries Ltd.	4,200	132,709
PACCAR, Inc.	2,245	150,190
Volvo AB - Class B	11,175	175,410
		798,751
Marine – 0.1%
Mitsui OSK Lines Ltd.	5,800	119,471
Professional Services – 0.2%
Experian PLC	890	29,623
Randstad NV	2,712	139,730
RELX PLC	1,853	44,581
Wolters Kluwer NV	446	32,653
		246,587
Road & Rail – 0.1%
Nippon Express Co., Ltd.	1,800	86,327
Trading Companies & Distributors – 0.2%
AerCap Holdings NV(e)	2,720	141,658
Fastenal Co.	3,379	115,629
		257,287
Transportation Infrastructure – 0.3%
Aena SME SA(f)	853	137,391
Sydney Airport	26,900	137,470
		274,861
		2,545,691
Communication Services – 2.1%
Diversified Telecommunication Services – 1.2%
AT&T, Inc.(d)	9,066	319,304
BCE, Inc.(c)	1,462	64,209
BT Group PLC	15,162	27,815
CenturyLink, Inc.	11,550	139,408
Elisa Oyj	3,218	185,361
HKT Trust & HKT Ltd. - Class SS	15,000	22,585
Nippon Telegraph & Telephone Corp.	1,100	25,663

Company	Shares	U.S. $ Value
Telecom Italia SpA/Milano (Savings Shares)	235,160	$ 131,567
Telenor ASA	9,353	151,532
Verizon Communications, Inc.	5,400	292,464
		1,359,908
Entertainment – 0.1%
Daiichikosho Co., Ltd.	200	8,176
Live Nation Entertainment, Inc.(e)	693	42,114
Walt Disney Co. (The)	181	21,295
		71,585
Interactive Media & Services – 0.5%
Alphabet, Inc. - Class A(d) (e)	93	124,550
Alphabet, Inc. - Class C(d) (e)	120	160,720
Auto Trader Group PLC	5,070	34,139
Facebook, Inc. - Class A(d) (e)	960	184,771
		504,180
Media – 0.3%
Altice USA, Inc. - Class A(e)	1,381	35,713
Comcast Corp. - Class A	795	32,142
Eutelsat Communications SA	8,014	108,288
Omnicom Group, Inc.(c)	1,951	135,165
		311,308
		2,246,981
Consumer Staples – 1.9%
Beverages – 0.5%
Carlsberg A/S - Class B	1,101	145,616
Coca-Cola Amatil Ltd.	7,790	58,667
Coca-Cola Co. (The)	179	9,575
Coca-Cola European Partners PLC	1,268	64,617
PepsiCo, Inc.	2,332	307,894
		586,369
Food & Staples Retailing – 0.1%
Casino Guichard Perrachon SA(c)	823	31,972
Koninklijke Ahold Delhaize NV	1,512	35,324
Sysco Corp.	409	27,260
Walmart, Inc.	414	44,579
		139,135
Food Products – 0.6%
General Mills, Inc.	3,356	164,444
Hershey Co. (The)	1,075	154,789
Morinaga & Co., Ltd./Japan	500	19,848
Nestle SA	801	82,428
Salmar ASA	680	30,731
Tyson Foods, Inc. - Class A	2,052	139,187
		591,427
Household Products – 0.3%
Procter & Gamble Co. (The)	3,031	343,200

Company	Shares	U.S. $ Value
Personal Products – 0.2%
Unilever NV	3,584	$ 189,226
Unilever PLC	342	18,386
		207,612
Tobacco – 0.2%
Imperial Brands PLC	7,802	157,616
Philip Morris International, Inc.(d)	446	36,514
		194,130
		2,061,873
Utilities – 1.7%
Electric Utilities – 0.9%
Endesa SA	5,830	150,018
Enel SpA	29,679	249,101
PPL Corp.	5,270	158,153
Southern Co. (The)	3,236	195,325
SSE PLC	10,480	206,040
		958,637
Gas Utilities – 0.2%
AltaGas Ltd.	3,169	47,384
Snam SpA	30,534	151,399
		198,783
Independent Power and Renewable Electricity Producers – 0.1%
AES Corp./VA	9,577	160,223
Multi-Utilities – 0.5%
Atco Ltd./Canada - Class I	4,330	161,555
CenterPoint Energy, Inc.(d)	6,045	139,156
Centrica PLC	170,730	158,146
Consolidated Edison, Inc.	871	68,652
		527,509
		1,845,152
Real Estate – 1.5%
Equity Real Estate Investment Trusts (REITs) – 1.4%
Covivio	1,357	144,424
Extra Space Storage, Inc.	1,362	136,690
ICADE	1,740	173,359
Iron Mountain, Inc.(c)	5,074	154,300
Kimco Realty Corp.	7,663	132,953
Klepierre SA(c)	4,143	124,415
Nippon Building Fund, Inc.	3	22,429
RioCan Real Estate Investment Trust	3,607	67,370
Stockland	49,229	152,180
VEREIT, Inc.	17,603	152,442
Vicinity Centres	49,355	69,900
Vornado Realty Trust	2,570	137,701
		1,468,163
Real Estate Management & Development – 0.1%
Daito Trust Construction Co., Ltd.	100	10,171
Nomura Real Estate Holdings, Inc.	3,800	81,988

Company	Shares	U.S. $ Value
Vonovia SE	329	$ 17,801
		109,960
		1,578,123
Materials – 1.1%
Chemicals – 0.4%
Akzo Nobel NV	1,108	88,652
LyondellBasell Industries NV - Class A	1,830	130,772
Mitsubishi Chemical Holdings Corp.	20,700	138,387
Sumitomo Chemical Co., Ltd.	33,400	121,709
		479,520
Metals & Mining – 0.7%
Alumina Ltd.(c)	94,134	120,501
BHP Group Ltd.	7,735	168,123
Evraz PLC	33,598	143,475
Fortescue Metals Group Ltd.	27,572	184,164
Newmont Corp.	2,541	113,405
		729,668
		1,209,188
Total Common Stocks
(cost $32,672,753)		31,915,946
PREFERRED STOCKS – 6.5%
Real Estate – 6.5%
Diversified REITs – 1.4%
Armada Hoffler Properties, Inc.
Series A
6.75%	5,425	149,133
Colony Capital, Inc.
Series I
7.15%	9,600	211,680
Colony Capital, Inc.
Series J
7.125%	2,500	55,025
Gladstone Commercial Corp.
Series D
7.00%	7,711	193,546
Gladstone Commercial Corp.
Series E
6.625%	2,150	55,492
Global Net Lease, Inc.
Series A
7.25%	7,900	200,581
Global Net Lease, Inc.
Series B
6.875%	4,450	111,575
PS Business Parks, Inc.
Series W
5.20%	5,100	128,979
PS Business Parks, Inc.
Series Y
5.20%	6,600	167,112
PS Business Parks, Inc.
Series Z
4.875%	2,700	66,393

Company	Shares	U.S. $ Value
VEREIT, Inc.
Series F
6.70%	554	$ 13,850
Vornado Realty Trust
Series K
5.70%	4,000	100,640
Vornado Realty Trust
Series L
5.40%	4,100	102,500
		1,556,506
Hotel & Resort REITs – 1.0%
Ashford Hospitality Trust, Inc.
Series F
7.375%	5,000	98,601
Ashford Hospitality Trust, Inc.
Series G
7.375%	4,000	76,440
Ashford Hospitality Trust, Inc.
Series I
7.50% (c)	2,350	46,436
Hersha Hospitality Trust
Series C
6.875%	3,400	83,640
Hersha Hospitality Trust
Series D
6.50% (c)	2,100	50,190
Pebblebrook Hotel Trust
Series D
6.375%	3,700	85,137
Pebblebrook Hotel Trust
Series E
6.375%	1,250	30,337
Pebblebrook Hotel Trust
Series F
6.30%	2,400	55,704
Summit Hotel Properties, Inc.
Series D
6.45%	3,525	87,244
Summit Hotel Properties, Inc.
Series E
6.25% (c)	5,975	143,280
Sunstone Hotel Investors, Inc.
Series E
6.95%	5,225	134,073
Sunstone Hotel Investors, Inc.
Series F
6.45%	5,625	142,594
		1,033,676
Industrial REITs – 0.5%
Monmouth Real Estate Investment Corp.
Series C
6.125%	11,600	283,736
Rexford Industrial Realty, Inc.
Series A
5.875%	3,400	85,238

Company	Shares	U.S. $ Value
Rexford Industrial Realty, Inc.
Series B
5.875%	4,725	$ 120,487
Rexford Industrial Realty, Inc.
Series C
5.625%	3,975	99,773
		589,234
Office REITs – 0.3%
City Office REIT, Inc.
Series A
6.625% (c)	7,000	178,920
SL Green Realty Corp.
Series I
6.50%	800	20,488
Vornado Realty Trust
Series M
5.25%	3,400	85,884
		285,292
Real Estate Operating Companies – 0.3%
Brookfield Property Partners LP
Series A
5.75%	3,000	73,470
Brookfield Property Partners LP
Series A2
6.375%	12,000	297,480
		370,950
Residential REITs – 0.6%
American Homes 4 Rent
Series D
6.50%	6,800	176,188
American Homes 4 Rent
Series E
6.35%	5,875	152,045
Investors Real Estate Trust
Series C
6.625%	1,200	30,900
UMH Properties, Inc.
Series C
6.75% (c)	7,000	174,510
UMH Properties, Inc.
Series D
6.375% (c)	5,800	136,068
		669,711
Retail REITs – 1.5%
Brookfield Property REIT, Inc.
Series A
6.375%	4,300	107,715
Cedar Realty Trust, Inc.
Series C
6.50%	4,425	101,864
Kimco Realty Corp.
Series L
5.125% (c)	7,550	190,486

Company	Shares	U.S. $ Value
National Retail Properties, Inc.
Series F
5.20%	5,000	$ 125,500
Saul Centers, Inc.
Series D
6.125%	8,150	206,195
Saul Centers, Inc.
Series E
6.00%	1,500	36,990
SITE Centers Corp.
Series A
6.375%	6,775	178,454
Spirit Realty Capital, Inc.
Series A
6.00%	2,600	66,508
Taubman Centers, Inc.
Series J
6.50%	7,450	188,187
Taubman Centers, Inc.
Series K
6.25%	2,800	70,728
Urstadt Biddle Properties, Inc.
Series H
6.25%	5,250	140,066
Urstadt Biddle Properties, Inc.
Series K
5.875% (c)	6,500	163,800
		1,576,493
Specialized REITs – 0.9%
Digital Realty Trust, Inc.
Series J
5.25%	7,000	176,890
Digital Realty Trust, Inc.
Series L
5.20%	8,500	212,670
EPR Properties
Series G
5.75%	10,225	258,181
National Storage Affiliates Trust
Series A
6.00%	5,700	152,760
Public Storage
Series C
5.125%	2,625	66,649
Public Storage
Series K
4.75%	1,000	25,400
Public Storage
Series V
5.375%	1,650	41,399
Public Storage
Series W
5.20%	700	17,500
QTS Realty Trust, Inc.
Series A
7.125%	1,225	32,793
		984,242

Principal

Amount

(000) U.S. $ Value

Total Preferred Stocks
(cost $7,025,901)			$7,066,104
EMERGING MARKETS - SOVEREIGNS – 3.3%
Angola – 0.2%
Angolan Government International Bond
9.125%, 11/26/2049 (f)	U.S.$	200	198,500
Argentina – 0.1%
Argentine Republic Government International
Bond
6.625%, 07/06/2028		150	64,219
7.50%, 04/22/2026		150	65,109
5.625%, 01/26/2022		6	2,792
			132,120
Bahrain – 0.2%
Bahrain Government International Bond
7.00%, 10/12/2028 (f)		200	231,250
Dominican Republic – 0.3%
Dominican Republic International Bond
6.85%, 01/27/2045(f)		100	111,094
6.40%, 06/05/2049(f)		200	211,625
			322,719
Ecuador – 0.1%
Ecuador Government International Bond
9.65%, 12/13/2026 (f)		200	149,800
Egypt – 0.2%
Egypt Government International Bond
8.70%, 03/01/2049 (f)		200	215,062
El Salvador – 0.2%
El Salvador Government International
Bond
6.375%, 01/18/2027 (f)		182	195,650
Gabon – 0.2%
Gabon Government International Bond
6.625%, 02/06/2031 (f)		200	199,992
Ghana – 0.2%
Ghana Government International Bond
8.95%, 03/26/2051 (f)		200	202,375
Guatemala – 0.2%
Guatemala Government Bond
4.90%, 06/01/2030 (f)		200	216,187
Honduras – 0.1%
Honduras Government International Bond
6.25%, 01/19/2027 (f)		150	167,297

Iraq – 0.2%

Iraq International Bond 6.752%, 03/09/2023 (f)

Ivory Coast – 0.2%

Ivory Coast Government International Bond

5.375%, 07/23/2024 (f)

Lebanon – 0.0%

Lebanon Government International Bond Series G

6.60%, 11/27/2026 (f)

Nigeria – 0.2%

Nigeria Government International Bond 7.625%, 11/28/2047 (f)

Senegal – 0.4%

Senegal Government International Bond 6.75%, 03/13/2048 (f)

Sri Lanka – 0.2%

Sri Lanka Government International Bond 7.85%, 03/14/2029 (f)

Ukraine – 0.1%

Ukraine Government International Bond 7.75%, 09/01/2027 (f)

Total Emerging Markets - Sovereigns (cost $3,716,964)

GOVERNMENTS - TREASURIES – 0.5% Indonesia – 0.2%

Indonesia Treasury Bond Series FR70 8.375%, 03/15/2024 Series FR71

9.00%, 03/15/2029

Mexico – 0.2%

Mexican Bonos

Series M 20 10.00%, 12/05/2024

Russia – 0.1%

Russian Federal Bond - OFZ Series 6215

7.00%, 08/16/2023

Total Governments - Treasuries (cost $586,654)

Principal

Amount

(000)U.S. $ Value

U.S.$	200	$ 199,063
	200	209,250
	107	27,820
	200	186,438
	400	400,750
	200	193,316
	150	163,875
		3,611,464
IDR	1,105,000	83,294
	1,438,000	111,552
		194,846
MXN	4,137	239,733
RUB	8,885	137,679
		572,258

		Principal
		Amount
		(000)	U.S. $ Value
EMERGING MARKETS - TREASURIES – 0.3%
Brazil – 0.3%
Brazil Notas do Tesouro Nacional
Series NTNF
10.00%, 1/01/23
(Cost $352,954)	BRL	1,340	$ 335,700
QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Mexico – 0.1%
Petroleos Mexicanos
5.95%, 01/28/2031(f)	U.S.$	43	41,761
7.69%, 01/23/2050(f)		97	100,866
Total Quasi-Sovereigns
(cost $135,686)			142,627

Shares

SHORT-TERM INVESTMENTS – 11.8%

Investment Companies – 11.6%

AB Fixed Income Shares, Inc. - Government

Money Market Portfolio - Class AB, 1.52%(a) (b)

(g)

(cost $12,628,317)		12,628,317	12,628,317
		Principal
		Amount
		(000)
Governments - Treasuries – 0.2%
Nigeria – 0.1%
Nigeria Treasury Bills
Zero Coupon, 03/19/2020	NGN	19,440	52,998
Egypt – 0.1%
Egypt Treasury Bills
Series 273D
Zero Coupon, 04/21/2020	EGP	1,675	104,859
Total Governments - Treasuries
(cost $154,937)			157,857
Total Short-Term Investments
(cost $12,783,254)			12,786,174
Total Investments Before Security Lending Collateral for
Securities Loaned – 98.0%
(cost $109,820,783)			106,411,428

Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6% Investment Companies – 0.6%

AB Fixed Income Shares, Inc. - Government

Money Market Portfolio - Class AB, 1.52% (a) (b)

(g)

(cost $647,436)	647,436	647,436

				U.S. $ Value
Total Investments – 98.6%
(cost $110,468,219)(h)				$107,058,864
Other assets less liabilities – 1.4%				1,505,066
Net Assets – 100.0%				$108,563,930
FUTURES
				Value and
	Number			Unrealized
	of	Expiration	Current	Appreciation/
Description	Contracts	Month	Notional	(Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	11	March 2020	$1,072,716	$28,381
10 Yr Mini Japan Government
Bond Futures	40	March 2020	5,713,332	72,168
Amsterdam Index Futures	1	March 2020	119,026	(19,842)
Canadian 10 Yr Bond Futures	7	June 2020	744,302	6,001
DAX Index Futures	1	March 2020	326,190	(42,877)
Euro-CAC40 10 Futures	6	March 2020	351,487	(50,879)
FTSE 100 Index Futures	6	March 2020	502,231	(41,905)
FTSE/MIB Index Futures	1	March 2020	121,578	(7,947)
IBEX 35 Index Futures	1	March 2020	95,970	(14,268)
Long Gilt Futures	6	June 2020	1,041,619	7,533
MSCI Singapore IX ETS
Futures	14	March 2020	345,804	(18,169)
OMXS30 Index Futures	16	March 2020	278,271	(37,216)
S&P 500 E-Mini Futures	13	March 2020	1,918,215	(231,838)
TOPIX Index Futures	2	March 2020	278,045	(9,099)
Sold Contracts
Euro STOXX 50 Futures	26	March 2020	951,208	99,059
FTSE 100 Index Futures	4	March 2020	334,821	36,414
Hang Seng Index Futures	1	March 2020	167,864	3,088
Mini S&P TSX 60 Futures	2	March 2020	72,356	2,721
MSCI EAFE Futures	8	March 2020	726,400	62,458
S&P 500 E-Mini Futures	15	March 2020	2,213,326	172,003
S&P TSX 60 Index Futures	6	March 2020	868,273	27,836
SPI 200 Futures	3	March 2020	311,426	18,325
TOPIX Index Futures	3	March 2020	417,068	57,573
				$119,520

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contracts to		In Exchange			Unrealized
	Deliver			For	Settlement	Appreciation/
Counterparty		(000)		(000)	Date	(Depreciation)
Bank of America, NA	COP	161,321	USD	48	03/19/2020 $	2,378
Bank of America, NA	RUB	20,878	USD	328	03/16/2020	16,375
Bank of America, NA	BRL	1,897	USD	422	03/03/2020	(2,527)
Bank of America, NA	USD	182	NZD	285	03/19/2020	(3,913)
Bank of America, NA	USD	448	BRL	1,897	03/03/2020	(23,411)
Barclays Bank PLC	CNY	884	USD	126	05/21/2020	(204)
Barclays Bank PLC	EUR	674	USD	751	04/08/2020	5,239
Barclays Bank PLC	EUR	555	USD	609	04/08/2020	(5,121)
Barclays Bank PLC	USD	537	CAD	717	03/27/2020	(2,206)
Barclays Bank PLC	USD	828	AUD	1,226	03/26/2020	(28,877)
Barclays Bank PLC	USD	434	CNY	3,047	05/21/2020	1,324
Barclays Bank PLC	USD	554	NOK	5,203	03/12/2020	(820)
Barclays Bank PLC	USD	248	TWD	7,376	05/21/2020	(1,511)
Barclays Bank PLC	USD	163	PHP	8,293	03/12/2020	(937)
Barclays Bank PLC	USD	699	RUB	43,216	03/16/2020	(54,367)

	Contracts to		In Exchange			Unrealized
	Deliver			For	Settlement	Appreciation/
Counterparty		(000)		(000)	Date	(Depreciation)
Barclays Bank PLC	USD	651	INR	46,839	04/23/2020 $	(7,466)
Barclays Bank PLC	USD	145	CLP	118,745	03/19/2020	(153)
BNP Paribas SA	THB	8,555	USD	283	03/19/2020	11,711
BNP Paribas SA	AUD	1,616	USD	1,109	03/26/2020	55,707
BNP Paribas SA	CAD	1,123	USD	847	03/27/2020	10,394
BNP Paribas SA	USD	1,306	CAD	1,717	03/27/2020	(26,642)
BNP Paribas SA	USD	519	PLN	1,976	03/26/2020	(15,186)
Citibank, NA	COP	613,654	USD	180	03/19/2020	5,660
Citibank, NA	BRL	5,880	USD	1,340	04/02/2020	27,528
Citibank, NA	BRL	5,880	USD	1,307	03/03/2020	(7,833)
Citibank, NA	BRL	1,609	USD	368	03/03/2020	8,306
Citibank, NA	USD	1,342	BRL	5,880	03/03/2020	(27,281)
Citibank, NA	USD	358	BRL	1,609	03/03/2020	2,143
Credit Suisse International	USD	976	SEK	9,529	03/12/2020	16,568
Credit Suisse International	USD	247	INR	17,725	04/23/2020	(3,696)
Deutsche Bank AG	PEN	2,928	USD	879	03/19/2020	32,590
Goldman Sachs
International	HUF	360,773	USD	1,217	03/26/2020	38,115
Goldman Sachs
International	JPY	101,078	USD	930	04/09/2020	(9,474)
Goldman Sachs
International	RUB	11,161	USD	166	03/16/2020	(682)
Goldman Sachs
International	USD	565	BRL	2,546	04/02/2020	3,635
Goldman Sachs
International	USD	194	TWD	5,821	05/21/2020	22
Goldman Sachs
International	USD	333	RUB	20,921	03/16/2020	(20,794)
HSBC Bank USA	CNY	5,394	USD	771	05/21/2020	(751)
HSBC Bank USA	USD	244	TRY	1,538	03/30/2020	(594)
JPMorgan Chase Bank, NA	KRW	280,750	USD	238	05/14/2020	4,051
JPMorgan Chase Bank, NA	JPY	74,828	USD	688	04/09/2020	(6,872)
JPMorgan Chase Bank, NA	PHP	11,205	USD	219	03/12/2020	(714)
JPMorgan Chase Bank, NA	SEK	6,562	USD	683	03/12/2020	(154)
JPMorgan Chase Bank, NA	USD	601	CHF	579	03/18/2020	631
JPMorgan Chase Bank, NA	USD	769	CNY	5,394	05/21/2020	2,344
JPMorgan Chase Bank, NA	USD	968	SEK	9,068	03/12/2020	(24,175)
JPMorgan Chase Bank, NA	USD	624	MXN	11,901	03/06/2020	(19,458)
JPMorgan Chase Bank, NA	USD	49	COP	161,321	03/19/2020	(3,656)
Morgan Stanley Capital
Services, Inc.	CLP	691,608	USD	907	03/19/2020	61,553
Morgan Stanley Capital
Services, Inc.	KRW	26,180	USD	22	05/14/2020	271
Morgan Stanley Capital
Services, Inc.	NOK	12,401	USD	1,409	03/12/2020	90,506
Morgan Stanley Capital
Services, Inc.	BRL	6,168	USD	1,464	03/03/2020	85,225
Morgan Stanley Capital
Services, Inc.	USD	1,371	BRL	6,168	03/03/2020	8,217
Morgan Stanley Capital
Services, Inc.	USD	736	TRY	4,433	03/30/2020	(34,395)
Morgan Stanley Capital
Services, Inc.	USD	307	CLP	237,648	03/19/2020	(15,991)
Morgan Stanley Capital
Services, Inc.	USD	169	IDR	2,357,674	05/05/2020	(8,045)
State Street Bank & Trust
Co.	JPY	33,744	USD	308	04/09/2020	(5,481)
State Street Bank & Trust
Co.	CZK	8,971	USD	394	03/26/2020	5,097
State Street Bank & Trust
Co.	ZAR	4,230	USD	269	04/08/2020	(356)
State Street Bank & Trust
Co.	THB	3,913	USD	126	03/19/2020	2,278
State Street Bank & Trust
Co.	SEK	3,101	USD	321	03/12/2020	(1,350)
State Street Bank & Trust
Co.	JPY	4,009	USD	37	03/16/2020	(492)
State Street Bank & Trust
Co.	SEK	3,442	USD	362	03/12/2020	3,341

	Contracts to		In Exchange			Unrealized
	Deliver			For	Settlement	Appreciation/
Counterparty	(000)			(000)	Date	(Depreciation)
State Street Bank & Trust
Co.	NOK	2,154	USD	231	03/12/2020 $	2,222
State Street Bank & Trust
Co.	PLN	1,528	USD	387	03/26/2020	(2,231)
State Street Bank & Trust
Co.	TRY	977	USD	161	03/30/2020	6,498
State Street Bank & Trust
Co.	AUD	1,702	USD	1,133	03/26/2020	24,173
State Street Bank & Trust
Co.	CAD	456	USD	342	03/27/2020	1,590
State Street Bank & Trust
Co.	CHF	1,482	USD	1,532	03/18/2020	(6,571)
State Street Bank & Trust
Co.	EUR	435	USD	485	04/08/2020	3,411
State Street Bank & Trust
Co.	NZD	434	USD	274	03/19/2020	2,947
State Street Bank & Trust
Co.	ILS	329	USD	96	03/16/2020	1,054
State Street Bank & Trust
Co.	NOK	314	USD	34	03/16/2020	692
State Street Bank & Trust
Co.	EUR	322	USD	355	04/08/2020	(829)
State Street Bank & Trust
Co.	GBP	303	USD	398	03/13/2020	9,649
State Street Bank & Trust
Co.	CAD	123	USD	93	03/16/2020	1,115
State Street Bank & Trust
Co.	CHF	103	USD	106	03/16/2020	(1,235)
State Street Bank & Trust
Co.	EUR	106	USD	115	03/16/2020	(1,568)
State Street Bank & Trust
Co.	DKK	61	USD	9	03/16/2020	(110)
State Street Bank & Trust
Co.	GBP	75	USD	97	03/16/2020	1,216
State Street Bank & Trust
Co.	AUD	28	USD	19	03/16/2020	642
State Street Bank & Trust
Co.	SGD	11	USD	8	03/16/2020	38
State Street Bank & Trust
Co.	USD	14	EUR	13	03/16/2020	224
State Street Bank & Trust
Co.	USD	1,186	AUD	1,772	03/26/2020	(31,449)
State Street Bank & Trust
Co.	USD	4	AUD	6	03/16/2020	6
State Street Bank & Trust
Co.	USD	946	CHF	917	03/18/2020	4,836
State Street Bank & Trust
Co.	USD	10	ILS	33	03/16/2020	(92)
State Street Bank & Trust
Co.	USD	40	CAD	52	03/27/2020	(1,054)
State Street Bank & Trust
Co.	USD	8	HKD	63	03/16/2020	(25)
State Street Bank & Trust
Co.	USD	828	EUR	757	04/08/2020	9,784
State Street Bank & Trust
Co.	USD	1,181	NZD	1,793	03/19/2020	(60,146)
State Street Bank & Trust
Co.	USD	24	SEK	229	03/16/2020	27
State Street Bank & Trust
Co.	USD	153	PLN	591	03/26/2020	(2,422)
State Street Bank & Trust
Co.	USD	64	JPY	7,022	03/16/2020	1,241
State Street Bank & Trust
Co.	USD	754	EUR	674	04/08/2020	(8,428)
State Street Bank & Trust
Co.	USD	208	SEK	1,990	03/12/2020	(915)
State Street Bank & Trust
Co.	USD	686	NOK	6,103	03/12/2020	(37,609)

	Contracts to		In Exchange			Unrealized
	Deliver			For	Settlement	Appreciation/
Counterparty		(000)		(000)	Date	(Depreciation)
State Street Bank & Trust
Co.	USD	218	SEK	2,099	03/12/2020 $	947
State Street Bank & Trust
Co.	USD	118	MXN	2,234	03/06/2020	(4,335)
State Street Bank & Trust
Co.	USD	358	ZAR	5,240	04/08/2020	(24,362)
State Street Bank & Trust
Co.	USD	396	CZK	8,971	03/26/2020	(6,567)
State Street Bank & Trust
Co.	USD	675	JPY	74,092	04/09/2020	13,048
State Street Bank & Trust
Co.	USD	266	HUF	81,920	03/26/2020	1,288
State Street Bank & Trust
Co.	USD	391	HUF	119,022	03/26/2020	(2,280)
UBS AG	PHP	33,536	USD	658	03/12/2020	2,038
						$32,082

CALL OPTIONS WRITTEN

			Exercise		Expiration		Notional	Premiums
Description	Counterparty	Contracts	Price		Month		(000)	Received	U.S. $ Value
Euro STOXX	Citibank, NA	120	EUR	3,5	March 2020	EUR	426	$3,222	$(3,355)
50 Index (i)
FTSE 100	Citibank, NA	30	GBP	6,9	March 2020	GBP	209	1,928	(2,224)
Index (i)
Nikkei 225	Goldman Sachs Bank USA	2,000	JPY	22,6	March 2020	JPY	45,250	1,669	(2,361)
Index (i)
S&P 500	Goldman Sachs International	900	USD	3,0	March 2020	USD	2,754	104,400	(104,400)
Index (i)
								$111,219	$(112,340)

PUT OPTIONS WRITTEN

			Exercise		Expiration		Notional	Premiums
Description	Counterparty	Contracts	Price		Month		(000)	Received	U.S. $ Value
Euro STOXX	Citibank, NA	120	EUR	3,3	March 2020	EUR	405	$20,889	$(20,561)
50 Index (i)
FTSE 100	Citibank, NA	30	GBP	6,6	March 2020	GBP	198	10,842	(10,406)
Index (i)
Nikkei 225	Goldman Sachs Bank USA	2,000	JPY	20,8	March 2020	JPY	41,750	13,351	(12,246)
Index (i)
S&P 500	Goldman Sachs International	900	USD	2,8	March 2020	USD	2,574	40,050	(40,050)
Index (i)
								$85,132	$(83,263)

CENTRALLY CLEARED INTEREST RATE SWAPS

Rate Type

	Payments		Payments	Payment		Upfront
		made	received	Frequency		Premiums	Unrealized
Notional	Termination	by the	by the	Paid/	Market	Paid	Appreciation/
Amount (000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
Quarterly
		3 Month		/Semi-
USD	31008/21/2020	LIBOR	1.620%	Annual $	372	$	— $	372
Quarterly
		3 Month		/Semi-
USD	1,05001/10/2022	LIBOR	1.941%	Annual	18,755		—	18,755

	Payments		Payments	Payment		Upfront
		made	received	Frequency		Premiums	Unrealized
Notional	Termination	by the	by the	Paid/	Market	Paid	Appreciation/
Amount (000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
		China 7-
		Day		Quarterly
		Reverse		/
CNY	74002/17/2025 Repo Rate		2.547%	Quarterly $	766	$	— $	766
		China 7-
		Day		Quarterly
		Reverse		/
CNY	2,20402/20/2025 Repo Rate		2.598%	Quarterly	3,030		—	3,030
		China 7-
		Day		Quarterly
		Reverse		/
CNY	2,23602/21/2025 Repo Rate		2.620%	Quarterly	3,411		—	3,411
				Quarterly
		3 Month		/Semi-
USD	21010/10/2027	LIBOR	2.354%	Annual	22,112		—	22,112
				Quarterly
		3 Month		/Semi-
USD	28011/08/2027	LIBOR	2.326%	Annual	28,974		—	28,974
				Quarterly
		3 Month		/Semi-
USD	36012/27/2027	LIBOR	2.492%	Annual	40,333		—	40,333
				Quarterly
		3 Month		/Semi-
USD	1,20001/09/2028	LIBOR	2.468%	Annual	133,126		—	133,126
				Quarterly
		3 Month		/Semi-
USD	30001/16/2028	LIBOR	2.558%	Annual	35,256		—	35,256
				Quarterly
		3 Month		/Semi-
USD	35001/23/2028	LIBOR	2.690%	Annual	44,765		—	44,765
				Quarterly
		3 Month		/Semi-
USD	66003/09/2028	LIBOR	2.931%	Annual	103,676		—	103,676
				Quarterly
		3 Month		/Semi-
USD	12004/25/2028	LIBOR	3.011%	Annual	19,764		—	19,764
				Semi-
		6 Month		Annual/
EUR	1,68007/16/2028 EURIBOR		0.871%	Annual	189,823		—	189,823
				Quarterly
		3 Month		/Semi-
USD	59002/14/2029	LIBOR	2.707%	Annual	84,024		—	84,024
				Quarterly
		3 Month		/Semi-
USD	13005/02/2029	LIBOR	2.501%	Annual	17,329		—	17,329
				Semi-
		6 Month		Annual/
EUR	20005/03/2029 EURIBOR		0.523%	Annual	16,678		—	16,678
				Quarterly
		3 Month		/Semi-
USD	35009/11/2029	LIBOR	1.509%	Annual	14,750		—	14,750
				Semi-
		6 Month		Annual/
EUR	28009/12/2029 EURIBOR (0.157)% Annual				1,831		—	1,831
				Quarterly
		3 Month		/Semi-
USD	26010/17/2029	LIBOR	1.636%	Annual	14,233		—	14,233
				Semi-
				Annual/
			6 Month	Semi-
JPY	21010/28/2029	(0.005)%	LIBOR	Annual	(21)		—	(21)
				Annual/
			6 Month	Semi-
NOK	1,04011/04/2029	1.861%	NIBOR	Annual	(3,315)	(2,871)		(444)
				Semi-
		6 Month		Annual/
NOK	1,04011/04/2029	NIBOR	1.861%	Annual	3,311		—	3,311

	Payments		Payments	Payment		Upfront
		made	received	Frequency		Premiums	Unrealized
Notional	Termination	by the	by the	Paid/	Market	Paid	Appreciation/
Amount (000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
				Semi-
		6 Month		Annual/
CHF	64011/04/2029	LIBOR	(0.235)% Annual $		22,860	$ — $	22,860
				Quarterly
		3 Month		/Semi-
USD	24011/18/2029	LIBOR	1.728%	Annual	15,367	—	15,367
				Semi-
		6 Month		Annual/
EUR	18011/18/2029 EURIBOR 0.073%			Annual	5,586	—	5,586
				Semi-
				Annual/
			6 Month	Semi-
AUD	28012/04/2029	1.291%	BBSW	Annual	(7,157)	—	(7,157)
				Semi-
				Annual/
		6 Month		Semi-
AUD	28012/04/2029	BBSW	1.291%	Annual	7,146	6,473	673
		3 Month		Quarterly
SEK	25012/05/2029	STIBOR	0.573% / Annual		838	—	838
			3 Month	Annual/
SEK	25012/05/2029	0.573%	STIBOR Quarterly		(837)	(803)	(34)
				Semi-
		6 Month		Annual/
NOK	5,54012/17/2029	NIBOR	2.001%	Annual	25,373	—	25,373
				Quarterly
		3 Month		/Semi-
NZD	2,22012/17/2029	BKBM	1.730%	Annual	75,273	—	75,273
				Semi-
			3 Month	Annual/
NZD	1,91012/17/2029	1.730%	BKBM	Quarterly	(64,687)	(64,586)	(101)
		3 Month		Quarterly
SEK	1,50012/17/2029	STIBOR	0.608%	/ Annual	5,553	—	5,553
			3 Month	Annual/
SEK	1,50012/17/2029	0.608%	STIBOR Quarterly		(5,541)	(5,230)	(311)
				Annual/
			6 Month	Semi-
NOK	78012/17/2029	2.001%	NIBOR	Annual	(3,568)	(3,196)	(372)
				Semi-
			3 Month	Annual/
USD	44012/17/2029	1.815%	LIBOR	Quarterly	(29,948)	—	(29,948)
				Quarterly
		3 Month		/Semi-
USD	6012/17/2029	LIBOR	1.815%	Annual	4,081	3,715	366
				Quarterly
		3 Month		/Semi-
USD	19012/18/2029	LIBOR	1.836%	Annual	13,327	—	13,327
				Semi-
				Annual/
			6 Month	Semi-
GBP	50012/20/2029	0.999%	LIBOR	Annual	(22,452)	—	(22,452)
				Semi-
				Annual/
		6 Month		Semi-
GBP	4012/20/2029	LIBOR	0.999%	Annual	1,796	1,832	(36)
				Quarterly
		3 Month		/Semi-
NZD	1,18012/24/2029	BKBM	1.780%	Annual	43,373	—	43,373
				Semi-
				Annual/
			3 month	Semi-
CAD	1,55001/07/2030	2.029%	CDOR	Annual	(57,502)	—	(57,502)
				Semi-
				Annual/
		3 Month		Semi-
CAD	44001/07/2030	CDOR	2.029%	Annual	16,322	15,291	1,031
		3 Month		Quarterly
SEK	10,98001/09/2030	STIBOR	0.613%	/ Annual	40,337	—	40,337

	Payments		Payments	Payment		Upfront
		made	received	Frequency		Premiums	Unrealized
Notional	Termination	by the	by the	Paid/	Market	Paid	Appreciation/
Amount (000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
			3 Month	Annual/
SEK	4,40001/09/2030	0.613%	STIBOR Quarterly $		(16,141)	$ (15,371) $		(770)
				Semi-
			3 Month	Annual/
USD	33001/09/2030	1.740%	LIBOR	Quarterly	(20,156)		—	(20,156)
			6 Month	Annual/
			EURIBO	Semi-
EUR	13001/09/2030	0.105%	R	Annual	(4,362)		—	(4,362)
				Quarterly
		3 Month		/Semi-
USD	31001/21/2030	LIBOR	1.790%	Annual	20,478		—	20,478
				Semi-
		6 Month		Annual/
EUR	22001/23/2030 EURIBOR 0.131%			Annual	7,977		—	7,977
				Semi-
				Annual/
			6 Month	Semi-
AUD	2,49001/31/2030	1.115%	BBSW	Annual	(35,128)		—	(35,128)
				Semi-
				Annual/
		6 Month		Semi-
AUD	1,49001/31/2030	BBSW	1.115%	Annual	20,996	17,952		3,044
		3 Month		Quarterly
SEK	8,93002/03/2030	STIBOR	0.459%	/ Annual	18,290		—	18,290
				Semi-
		6 Month		Annual/
NOK	1,17002/03/2030	NIBOR	1.753%	Annual	2,566		—	2,566
				Semi-
		6 Month		Annual/
CHF	27002/03/2030	LIBOR	(0.368)% Annual		5,134		—	5,134
		3 Month		Quarterly
SEK	1,08002/07/2030	STIBOR	0.520%	/ Annual	2,892		—	2,892
				Semi-
		6 Month		Annual/
NOK	1,04002/07/2030	NIBOR	1.805%	Annual	2,851		—	2,851
				Semi-
		6 Month		Annual/
CHF	41002/07/2030	LIBOR	(0.332)% Annual		9,340		—	9,340
				Semi-
			3 Month	Annual/
USD	38002/07/2030	1.584%	LIBOR	Quarterly	(17,657)		—	(17,657)
				Quarterly
		3 Month		/Semi-
USD	15002/12/2030	LIBOR	1.495%	Annual	5,696		—	5,696
				Quarterly
		3 Month		/Semi-
USD	22008/21/2045	LIBOR	2.630%	Annual	66,063		—	66,063
				Quarterly
		3 Month		/Semi-
USD	7009/04/2045	LIBOR	2.708%	Annual	22,880		—	22,880
					$970,242 $	(46,794) $		1,017,036

INFLATION (CPI) SWAPS

Rate Type

				Payments	Payments	Payment		Upfront
		Notional		made	received	Frequency		Premiums	Unrealized
		Amount	Termination	by the	by the	Paid/	Market	Paid	Appreciation/
Swap Counterparty		(000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
Bank of America, NA	USD	8,300	01/05/2023	2.163%	CPI#	Maturity	$ (219,826)	$—	$(219,826)
Bank of America, NA	USD	610	01/19/2023	2.213%	CPI#	Maturity	(18,244)	—	(18,244)
Deutsche Bank AG	USD	1,920	10/01/2020	1.273%	CPI#	Maturity	51,182	—	51,182

				Payments	Payments	Payment		Upfront
		Notional		made	received	Frequency		Premiums	Unrealized
		Amount	Termination	by the	by the	Paid/	Market	Paid	Appreciation/
Swap Counterparty		(000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
JPMorgan Chase
Bank, NA	USD	400	11/10/2021	1.896%	CPI#	Maturity $	(1,393)	$—	$(1,393)
							$(188,281)	$—	$(188,281)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

			Current		Unrealized
Counterparty &	Rate Paid/	Payment	Notional	Maturity	Appreciation/
Referenced Obligation	Received	Frequency	(000)	Date	(Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
GSABHY01(1)	0.900%	Quarterly	1,078	02/18/2021	$25,328
JPMorgan Chase Bank, NA
JPQABHY1(2)	0.040%	Quarterly	2,437	02/18/2021	(48,421)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Marketing Index
Future	1.000%	Monthly	306	03/20/2020	25,562
Swiss Marketing Index
Future	0.00%	Monthly	204	03/20/2020	19,354
					$21,823

(a)To obtain a copy of the fund's shareholder report, please go to the Securities and

Exchange Commission's website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)Affiliated investments.

(c)Represents entire or partial securities out on loan.

(d)Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(e)Non-income producing security.

(f)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate market value of these securities amounted to $3,918,530 or 3.6% of net assets.

(g)The rate shown represents the 7-day yield as of period end.

(h)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,887,979 and gross unrealized depreciation of investments was $(7,294,628), resulting in net unrealized depreciation of $(2,406,649).

(i)One contract relates to 1 share.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EGP – Egyptian Pound

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NGN – Nigerian Naira

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

CDOR – Canadian Dealer Offered Rate

CPI – Consumer Price Index

DAX – Deutscher Aktien Index (German Stock Index)

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

IBEX – International Business Exchange

LIBOR – London Interbank Offered Rates

MIB – Milano Italia Borsa

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

(1)The following table represents the (long/(short)) equity basket holdings underlying the total return swap with GSABHY01 as of February 29, 2020.

				Percent of
Security Description		Shares	Current Notional	Basket's Value
GSABHYS1		(12,761)	$(1,201,876)	(111.5)%
Russell 2000	RTY Index	26	38,442	3.6%
Russell 2000	RIY Index	23	37,641	3.5%

(2)The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap with JPQABHY1 as of February 29, 2020.

			Percent of
Security Description	Shares	Current Notional	Basket's Value
JPMorgan Cash	(1,638)	$(497,277)	(20.4)%

			Percent of
Security Description	Shares	Current Notional	Basket's Value
Intelsat SA	(17,825)	$(68,803)	(2.8)%
Constellium SE	5,121	63,504	2.6%
ServiceMaster Global Holdings	1,760	62,944	2.6%
Qorvo, Inc.	625	62,870	2.6%
Fiat Chrysler Automobiles NV	4,994	62,125	2.5%
Nuance Communications, Inc.	2,864	61,917	2.5%
Uniti Group, Inc.	(6,244)	(60,938)	(2.5)%
MSCI, Inc.	205	60,698	2.5%
Colfax Corp.	1,809	60,536	2.5%
Lamb Weston Holdings, Inc.	696	60,504	2.5%
Ball Corp.	858	60,469	2.5%
HD Supply Holdings, Inc.	1,581	60,105	2.5%
VeriSign, Inc.	316	60,002	2.5%
DaVita, Inc.	771	59,826	2.5%
SBA Communications Corp.	225	59,630	2.4%
j2 Global, Inc.	679	59,321	2.4%
Spectrum Brands Holdings, Inc.	1,097	59,108	2.4%
Hologic, Inc.	1,250	58,895	2.4%
Charles River Laboratories International	376	58,418	2.4%
Crown Holdings, Inc.	828	58,400	2.4%
Medical Properties Trust, Inc.	2,752	58,151	2.4%
Lamar Advertising Co.	693	58,024	2.4%
Teleflex, Inc.	171	57,421	2.4%
PTC, Inc.	759	57,318	2.4%
Wyndham Hotels & Resorts, Inc.	1,125	57,296	2.4%
Hilton Worldwide Holdings, Inc.	585	56,888	2.3%
Lennar Corp.	942	56,840	2.3%
Starwood Property Trust, Inc.	2,555	56,664	2.3%
Xerox Holdings Corp.	1,752	56,422	2.3%
Yum! Brands, Inc.	629	56,180	2.3%
Molina Healthcare, Inc.	457	56,013	2.3%
United Rentals, Inc.	422	55,970	2.3%
CIT Group, Inc.	1,401	55,636	2.3%
Zayo Group Holdings, Inc.	(1,583)	(55,383)	(2.3)%
Axalta Coating Systems, Ltd.	2,217	55,251	2.3%
US Foods Holding Corp.	1,636	55,045	2.3%
Carter's, Inc.	601	54,957	2.3%
CDW Corp./DE	479	54,735	2.2%
Tallgrass Energy LP	(2,478)	(54,686)	(2.2)%
Centene Corp.	1,020	54,106	2.2%
Summit Materials, Inc.	2,764	54,000	2.2%
Clean Harbors, Inc.	763	53,016	2.2%
AES Corp./VA	3,166	52,972	2.2%
Triumph Group, Inc.	2,787	52,949	2.2%
Grubhub, Inc.	(1,097)	(52,756)	(2.2)%
Michaels Cos. Inc./The	(12,171)	(52,213)	(2.1)%
Carvana Co.	(624)	(51,696)	(2.1)%
Tempur Sealy International, Inc.	691	51,649	2.1%
Plantronics, Inc.	(3,746)	(51,435)	(2.1)%
Other Long	5,751	191,187	7.8%
Other (Short)	(186,805)	(1,659,675)	(68.1)%

AB Cap Fund, Inc.

AB All Market Income Portfolio

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management's proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Investment Companies	$49,981,155	$—	$	— $	49,981,155
Common Stocks:
Information Technology	5,476,276	293,871		—	5,770,147
Financials	3,096,986	2,380,959		—	5,477,945
Consumer Discretionary	1,782,086	1,350,640		—	3,132,726
Communication Services	1,660,143	597,724		—	2,257,867

Health Care	2,794,629	324,534		—	3,119,163
Energy	2,451,024	467,047		—	2,918,071
Industrials	834,535	1,711,156		—	2,545,691
Consumer Staples	1,324,031	737,842		—	2,061,873
Utilities	930,448	914,704		—	1,845,152
Real Estate	954,815	623,308		—	1,578,123
Materials	244,177	965,011		—	1,209,188
Preferred Stocks	7,066,104	—		—	7,066,104
Emerging Markets - Sovereigns	—	3,611,464		—	3,611,464
Governments - Treasuries	—	572,258		—	572,258
Emerging Markets - Treasuries	—	335,700		—	335,700
Quasi-Sovereigns	—	142,627		—	142,627
Short-Term Investments:
Governments - Treasuries	—	157,857		—	157,857
Investment Companies	12,628,317	—		—	12,628,317
Investments of Cash Collateral for Securities
Loaned in Affiliated Money Market Fund	647,436	—		—	647,436
Total Investments in Securities	91,872,162	15,186,702		—	107,058,864
Other Financial Instruments(a):
Assets:
Futures	379,101	214,459		—	593,560
Forward Currency Exchange Contracts	—	589,895		—	589,895
Centrally Cleared Interest Rate Swaps	—	1,213,487		—	1,213,487
Inflation (CPI) Swaps	—	51,182		—	51,182
Total Return Swaps	—	70,244		—	70,244
Liabilities:
Futures	(231,838)	(242,202)		—	(474,040)
Forward Currency Exchange Contracts	—	(557,813)		—	(557,813)
Call Options Written	—	(112,340)		—	(112,340)
Put Options Written	—	(83,263)		—	(83,263)
Centrally Cleared Interest Rate Swaps	—	(196,451)		—	(196,451)
Inflation (CPI) Swaps	—	(239,463)		—	(239,463)
Total Return Swaps	—	(48,421)		—	(48,421)
Total	$92,019,425	$15,846,016	$	— $	107,865,441

(a)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund's transactions in AB mutual funds for the three months ended February 29, 2020 is as follows:

							Distributions
	Market			Realized		Market
	Value			Gain	Change in	Value	Dividend	Realized
	11/30/2019	Purchases	Sales	(Loss)	Appr./(Depr.)	02/29/2020	Income	Gains
Fund	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
AB High Income Fund, Inc.	$38,947	$5,836	$0	$0	$(425)	$44,358	$675	$0
Government Money Market
Portfolio	12,176	10,110	9,658	0	0	12,628	50	0
Government Money Market
Portfolio*	3,632	8,061	11,052	0	6	647	6	0
Total	$54,755	$24,007	$20,710	$0	$(419)	$57,633	$731	$0

*Investments of cash collateral for securities lending transactions